Average Annual Total Returns (Core Strategy Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Since Inception	5.98%
Date of Inception	Feb. 10, 2006
S&P 500 Index
Average Annual Return:
One Year	15.06%
Since Inception	1.99%
Date of Inception	Feb. 10, 2006
Combined Index
Average Annual Return:
One Year	12.92%
Since Inception	3.53%
Date of Inception	Feb. 10, 2006
Series I, Core Strategy Trust
Average Annual Return:
One Year	12.42%
Since Inception	3.35%
Date of Inception	Apr. 28, 2008
Series II, Core Strategy Trust
Average Annual Return:
One Year	12.17%
Since Inception	3.28%
Date of Inception	Feb. 10, 2006
Series NAV, Core Strategy Trust
Average Annual Return:
One Year	12.56%
Since Inception	3.40%
Date of Inception	Apr. 28, 2008